September 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F. Street, NE Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus Premier GNMA Fund, Inc.
- Dreyfus GNMA Fund
1933 Act File No. 2-95553
1940 Act File No. 4215

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 34 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 26, 2009.

Very truly yours,

/s/Faria Adam
Faria Adam